Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
18.	Leases
From the Perspective of Lessee
The Group leases office space, offline stores, and certain equipment under operating leases for terms ranging from short-term (under 12 months) to 15 years. The Group does not have options to extend or terminate leases, as the renewals or terminations of these leases are on negotiation basis. None of these leases contain material residual value guarantees or material restrictive covenants, and the Group does not have any financing leases.
Supplemental balance sheet information related to the leases are as follows:

	As of December 31,
	2019	2020
	RMB	RMB
ROU assets	1,715,556	1,580,763
Operating lease liabilities—current	333,268	299,791
Operating lease liabilities—non-current	1,395,665	1,360,946
Weighted-average remaining lease term	4.71	7.05
Weight-average discount rate	4.86%	4.87%
The components of lease costs of these operating leases for the year ended December 31, 2019 and 2020 are as follow:

	Year Ended December 31,
	2019	2020
	RMB	RMB
Operating lease cost for fixed payments	388,976	484,275
Short-term lease costs	327,972	61,289
Variable lease costs	29,286	64,877
Total Lease costs	746,234	610,441

The following table provides supplemental cash flow information related to leases:

	Year Ended December 31,
	2019	2020
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	370,606	445,614
Supplemental noncash information:
Right-of-use assets obtained	2,071,948	696,883
The following table provides the maturities of lease liabilities at December 31, 2020:

Maturities of lease liabilities at December 31, 2020	Operating leases
2021	342,173
2022	407,156
2023	355,589
2024	274,961
2025	129,972
2026 and thereafter	498,351
Total future undiscounted lease payments	2,008,202
Less: imputed interest	347,465
Total present value of lease liabilities	1,660,737